Prudential World Fund, Inc.
655 Broad St.

Newark, New Jersey 07102

July 20, 2017

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:  Prudential Jennison International Opportunities Fund of Prudential World Fund, Inc.

Registration Statement on Form N-14 (Investment Company Act File No. 811-03981)

Ladies and Gentlemen:

On behalf of Prudential Jennison International Opportunities Fund (the “Fund”), a series of Prudential World Fund, Inc. (the “Registrant”), a Maryland corporation, we are hereby filing the Registrant’s initial Registration Statement on Form N-14 (the “Registration Statement”) in connection with the special meeting of shareholders of the Target International Equity Portfolio (the “Portfolio”), a series of The Target Portfolio Trust to be held on October 30, 2017 as adjourned or postponed (the “Meeting”). These materials include the notice of the Meeting, the proxy statement, and the form of proxy card. At the Meeting, shareholders of the Portfolio will be asked to consider and vote to approve or disapprove the acquisition of the Portfolio by the Fund (the “Reorganization”).

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to the following registration statements on Form N-14 that have been recently reviewed by the staff:

•                  Prudential Investment Portfolios, Inc. 17, effective on December 11, 2014 (File No. 333-200087); and

•                  Prudential World Fund, effective on September 18, 2014 (File No. 333-198221)

•                  Prudential Jennison Small Company Fund, Inc., effective on January 21, 2015 (File No. 333-201063);

•                  Prudential Investment Portfolios, Inc., effective on January 21, 2015 (File No. 333-201064) (the “Prior filings”).

The Registration Statement disclosure is substantially similar to the Prior filings, except with respect to the specific details relating to the Reorganization, the pro forma expenses, performance and financial information.

The Portfolio is larger than the Fund as of the date of this letter. In the North American Security Trust no-action letter (pub. avail. Aug. 5, 1994), the Staff stated that, in determining whether a new fund resulting from a reorganization may use the historical performance of one of several predecessor funds, the attributes of the new fund and the predecessor funds should be compared to determine which predecessor fund most closely resembles the new fund.  We confirm that, in determining that the Prudential Fund should be deemed the survivor fund of the reorganization for accounting purposes (i.e., the fund whose financial statements are carried forward) and the calculation of performance, we considered the following factors:

Funds’ investment advisers:  PGIM Investments LLC (“PGIM Investments”) currently serves as Investment Manager to the Funds.  The Portfolio is currently subadvised by Lazard Asset Management LLC (“Lazard”) and LSV Asset Management (“LSV”), while the Fund is subadvised by only Jennison Associates LLC (“Jennison”).  After consummation of the Reorganization, PGIM Investments will continue to serve as Manager and Jennison as subadviser to the Prudential combined fund (the “Combined Fund”).

Funds’ investment objectives, policies and restrictions:  The Funds’ investment objectives, policies and restrictions are similar but not identical.  After consummation of the transaction, the Combined Fund will be managed according to the investment objectives, policies and restrictions of the Fund.

Expense structures and expense ratios of the Funds:  After giving effect to the transaction, the Combined Fund is expected to be subject to the same expenses as the Fund.  The Fund will begin offering new Class R shares as part of the transaction, subject to shareholder approval of the Reorganization.  The new share class will have the same fee schedule as the Combined Fund.  In addition, the Combined Fund will have the same fee schedules as the Fund.

Asset size and portfolio composition:  Although the Portfolio has a larger asset base than the Fund (as of April 30, 2017, the Target Portfolio had net assets of approximately $375 million, while the Prudential Fund had assets of approximately $51 million at that date), the composition of the Funds are similar.  We currently do not expect that any of the portfolio securities must be sold as a result of the transaction since the Fund’s objectives and strategies are similar.  We do expect, however, to transition a significant portion of the Portfolio’s securities prior to the implementation of the Reorganization so that the Portfolio’s holdings will be more similar to the Fund’s at the time of the closing of the Reorganization due to different portfolio management styles by the subadvisers.  After giving effect to the transaction, therefore, the Combined Fund is expected to have a portfolio composition that is the most similar to the Fund.

Thus, the attributes of the Combined Fund most closely resemble those of the Fund and therefore the Fund should be deemed the surviving fund of the reorganization for purposes of accounting and the calculation of performance.

It is proposed that the filing become effective on August 21, 2017 pursuant to Rule 488 under the Securities Act of 1933, as amended. Therefore, we would appreciate receiving the staff’s comments on or about August 14, 2017.

Please do not hesitate to contact the undersigned at (973) 802-5032 if you have questions or comments or if you require further information.

Very truly yours,
/s/ Claudia DiGiacomo
Claudia DiGiacomo